Restructuring - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring related costs and change in estimates	$ 3,508	$ 4,079
Amortization expense	24,511	16,814	11,250
2012/13 Restructuring | Closure and Other Contractual Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring liability	1,025	1,146
Cost of Sales
Restructuring Cost and Reserve [Line Items]
Restructuring related costs and change in estimates	28	93
Sales and Marketing
Restructuring Cost and Reserve [Line Items]
Restructuring related costs and change in estimates	1,113	1,551
Research and Development Expense
Restructuring Cost and Reserve [Line Items]
Restructuring related costs and change in estimates	1,406	574
Research and Development Expense | Capitalized Internal-Use Software
Restructuring Cost and Reserve [Line Items]
Amortization expense	1,181
General and Administrative Expense
Restructuring Cost and Reserve [Line Items]
Restructuring related costs and change in estimates	$ 961	$ 1,861